Leases (Details 2) (USD $) In Millions, unless otherwise specified	May 31, 2014
Schedule of Future Minimum Operating Lease Payments [Line Items]
2015	$ 2,062
2016	1,903
2017	1,932
2018	1,455
2019	1,228
Thereafter	6,814
Total	15,394
Aircraft and Related Equipment [Member]
Schedule of Future Minimum Operating Lease Payments [Line Items]
2015	448
2016	453
2017	392
2018	326
2019	273
Thereafter	550
Total	2,442
Facilities and Other [Member]
Schedule of Future Minimum Operating Lease Payments [Line Items]
2015	1,614
2016	1,450
2017	1,540
2018	1,129
2019	955
Thereafter	6,264
Total	$ 12,952